Expenses by Nature (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Salaries, social security costs and other personnel administrative expenses	$ 2,415,000,000	$ 2,637,000,000	$ 3,353,000,000
Maintenance, security, cleaning, repairs and other	1,561,000,000	2,298,000,000	2,736,000,000
Taxes, rates and contributions	1,202,000,000	1,280,000,000	1,477,000,000
Advertising and other selling expenses	377,000,000	820,000,000	913,000,000
Directors' fees	743,000,000	503,000,000	587,000,000
Allowance for doubtful accounts (additions and unused amounts reversed) (Note 15)	194,000,000	457,000,000	163,000,000
Amortization and depreciation (Notes 9,10,12 and 13)	344,000,000	438,000,000	292,000,000
Fees and payments for services	503,000,000	408,000,000	341,000,000
Leases and expenses	230,000,000	240,000,000	232,000,000
Traveling, transportation and stationery	39,000,000	66,000,000	104,000,000
Bank expenses	21,000,000	42,000,000	51,000,000
Cost of sale of properties (Note 11)	12,000,000	28,000,000	2,000,000
Other expenses	13,000,000	18,000,000	53,000,000
Total expenses by nature	7,654,000,000	9,235,000,000	10,304,000,000
General And Administrative Expenses [Member]
Statement [Line Items]
Salaries, social security costs and other personnel administrative expenses	678,000,000	605,000,000	739,000,000
Maintenance, security, cleaning, repairs and other	145,000,000	160,000,000	144,000,000
Taxes, rates and contributions	38,000,000	35,000,000	29,000,000
Advertising and other selling expenses	0	0	0
Directors' fees	743,000,000	503,000,000	587,000,000
Allowance for doubtful accounts (additions and unused amounts reversed) (Note 15)	0	0	0
Amortization and depreciation (Notes 9,10,12 and 13)	136,000,000	152,000,000	105,000,000
Fees and payments for services	162,000,000	265,000,000	240,000,000
Leases and expenses	44,000,000	45,000,000	47,000,000
Traveling, transportation and stationery	16,000,000	25,000,000	42,000,000
Bank expenses	21,000,000	36,000,000	40,000,000
Cost of sale of properties (Note 11)	0	0	0
Other expenses	6,000,000	8,000,000	23,000,000
Total expenses by nature	1,989,000,000	1,834,000,000	1,996,000,000
Selling Expenses [Member]
Statement [Line Items]
Salaries, social security costs and other personnel administrative expenses	80,000,000	98,000,000	107,000,000
Maintenance, security, cleaning, repairs and other	2,000,000	4,000,000	5,000,000
Taxes, rates and contributions	692,000,000	606,000,000	581,000,000
Advertising and other selling expenses	19,000,000	46,000,000	79,000,000
Directors' fees	0	0	0
Allowance for doubtful accounts (additions and unused amounts reversed) (Note 15)	194,000,000	457,000,000	163,000,000
Amortization and depreciation (Notes 9,10,12 and 13)	5,000,000	1,000,000	3,000,000
Fees and payments for services	243,000,000	19,000,000	23,000,000
Leases and expenses	3,000,000	4,000,000	4,000,000
Traveling, transportation and stationery	5,000,000	6,000,000	6,000,000
Bank expenses	0	0	0
Cost of sale of properties (Note 11)	0	0	0
Other expenses	0	1,000,000	0
Total expenses by nature	1,243,000,000	1,242,000,000	971,000,000
Costs [Member]
Statement [Line Items]
Salaries, social security costs and other personnel administrative expenses	1,657,000,000	1,934,000,000	2,507,000,000
Maintenance, security, cleaning, repairs and other	1,414,000,000	2,134,000,000	2,587,000,000
Taxes, rates and contributions	472,000,000	639,000,000	867,000,000
Advertising and other selling expenses	358,000,000	774,000,000	834,000,000
Directors' fees	0	0	0
Allowance for doubtful accounts (additions and unused amounts reversed) (Note 15)	0	0	0
Amortization and depreciation (Notes 9,10,12 and 13)	203,000,000	285,000,000	184,000,000
Fees and payments for services	98,000,000	124,000,000	78,000,000
Leases and expenses	183,000,000	191,000,000	181,000,000
Traveling, transportation and stationery	18,000,000	35,000,000	56,000,000
Bank expenses	0	6,000,000	11,000,000
Cost of sale of properties (Note 11)	12,000,000	28,000,000	2,000,000
Other expenses	7,000,000	9,000,000	30,000,000
Total expenses by nature	$ 4,422,000,000	$ 6,159,000,000	$ 7,337,000,000